Note 7 - Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

7. Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consists of the following components:

	December 31,	December 31,
	2021	2020
	(in thousands)
Accrued compensation	$22,740	$16,738
Indirect taxes	3,945	2,571
Cloud service fees	1,314	994
Professional service fees	1,033	500
Accrued partner expenses	903	1,253
Income taxes payable	1,197	1,713
Other	3,930	2,476
	$35,062	$26,245